TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Transactions With Related Parties
TRANSACTIONS WITH RELATED PARTIES

39)   TRANSACTIONS WITH RELATED PARTIES

The Company has a policy for transactions with related parties. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

	R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31, 2024	On December 31, 2023	On December 31, 2024	On December 31, 2023	On December 31, 2024	On December 31, 2023	On December 31, 2024	On December 31, 2023
Assets
Securities and derivative financial instruments	-	-	569,106	597,902	-	-	569,106	597,902
Loans and other assets	9	13	2,850,123	3,535,976	168,778	188,985	3,018,910	3,724,974
Liabilities
Customer and financial institution resources	3,984,694	3,730,162	1,135,148	971,846	457,928	521,191	5,577,770	5,223,199
Securities and subordinated debt securities issued	22,980,518	19,045,768	-	-	711,521	1,324,020	23,692,039	20,369,788
Other liabilities (4)	2,873,187	2,298,873	13,384,216	13,392,843	1,527	1,801	16,258,930	15,693,517

	Year ended on December 31 - R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Revenue and expenses
Net interest income	(2,955,759)	(3,167,555)	116,185	(143,695)	(134,856)	(196,264)	(2,974,430)	(3,507,514)
Income from services provided	120	163	165,045	250,554	85	140	165,250	250,857
Other expenses net of other operating revenues	108,791	90,378	(2,599,747)	(2,204,598)	(18,356)	(26,865)	(2,509,312)	(2,141,085)
(1)	Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A., Nova Cidade de Deus Participações S.A. and NCD Participações Ltda.;
(2)	Companies listed in Note 13;
(3)	Members of the Board of Directors and the Board of Executive Officers; and
(4)	Includes interest on equity.

a)	Remuneration of key management personnel

The following is established each year at the Annual Shareholders’ Meeting:

•	The annual total amount of management compensation, set forth at the Board of Directors’ Meeting, to be paid to Board members and members of the Board of Executive Officers, as determined by the Company’s Bylaws; and

•	The amount allocated to finance Management Pension Plans, within the Employee and Management pension plan of the Bradesco Company (Bradesco S.A. and other companies in the conglomerate).

For 2024, the maximum amount of R$618,177 thousand was determined for the remuneration of the Directors, and part of this refers to the social security contribution to the INSS, which is an obligation of the Company, and R$605,000 thousand to cover supplementary pension plan defined contributions.

The current policy on Management compensation sets forth that 50% of net variable compensation, if any, must be allocated to the acquisition of PNB (class B preferred shares) shares issued by BBD Participações S.A. and/or PN (preferred shares) shares issued by Banco Bradesco S.A., which vest in three equal, annual and successive installments, the first of which is in the year following the payment date. This procedure complies with CMN Resolution No. 3,921/10, which sets forth a Management compensation policy for financial institutions.

Short-term benefits for Management

	R$ thousands
	Year ended December 31
	2024	2023	2022
Salaries	611,936	647,189	747,558
Total	611,936	647,189	747,558

Post-employment benefits

	R$ thousands
	Year ended December 31
	2024	2023	2022
Defined contribution pension plans	547,789	613,100	554,872
Total	547,789	613,100	554,872

The Company has no long-term benefits for the termination of employment contracts or for remuneration based on shares for its key Management personnel.

b)	Equity participation

The members of the Board of Directors and the Board of the Executive Officers had, together directly, the following shareholding in Bradesco:

Direct ownership	On December 31, 2024	On December 31, 2023
Common shares	0.32%	0.33%
Preferred shares	0.93%	0.83%
Total shares (1)	0.63%	0.58%
(1)	On December 31, 2024, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 1.62% of common shares, 0.96% of preferred shares and 1.29% of all shares (on December 31, 2023 – 1.63% of common shares, 0.85% of preferred shares and 1.24% of all shares).